Fair Value of Financial Assets and Liabilities	12 Months Ended
Jan. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities	Fair Value of Financial Assets and Liabilities
Assets and liabilities recognized or disclosed at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their respective fair values.
The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis for recognition or disclosure purposes as of January 31, 2022 and 2021 by level within the fair value hierarchy. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability.

	January 31, 2022
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$470,066	$—	$—
Restricted cash: money market funds	5,875	—	—
Total assets	$475,941	$—	$—
Liabilities
Public Warrants	10,764	—	—
Private Placement Warrants	—	—	12,460
Total liabilities	$10,764	$—	$12,460

	January 31, 2021
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$50,449	$—	$—
Restricted cash: money market funds	5,165	—	—
Total assets	$55,614	$—	$—
Liabilities
Convertible notes	—	—	101,212
Preferred stock warrant liability	—	—	11,359
Total liabilities	$—	$—	$112,571
Money Market Funds
The fair value of the Company’s money market funds is based on quoted active market prices for the funds and is determined using the market approach. There were no realized or unrealized gains or losses on money market funds for the fiscal years ended January 31, 2022, 2021 and 2020.
Public and Private Placement Warrants
The Public Warrants were classified within Level 1 as they are publicly traded and had an observable market price in an active market.
The Private Placement Warrants (excluding the Private Placement Vesting Warrants) were valued based on a Black-Scholes option pricing model. Due to the market condition vesting requirements, the fair value of the Private Placement Vesting Warrants were valued using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the market condition targets may not be satisfied. The Private Placement Warrants were collectively classified as a Level 3 measurement within the fair value hierarchy because these valuation models involve the use of unobservable inputs relating to the Company’s estimate of its expected stock volatility which was developed based on the historical volatility of a publicly traded set of peer companies. The expected volatility inputs utilized for the fair value measurements of the Private Placement Warrants upon the closing of the Business Combination and as of January 31, 2022 were 55.0% and 60.0%, respectively.
The following is a rollforward of balances for the Private Placement Warrants for the fiscal year ended January 31, 2022:

(in thousands)	Private Placement Warrants
Assumed in Business Combination	$29,370
Change in fair value	(16,910)
Fair value as of January 31, 2022	$12,460
Convertible notes
In connection with the Business Combination, the convertible notes converted into shares of Class A common stock. The Company measured the fair value of the convertible notes upon conversion based on the closing price of the Company’s Class A common stock on the date of the Business Combination and the number of Class A common stock shares into which the notes converted.
As of January 31, 2021, the Company measured its convertible notes at fair value based on significant inputs not observable in the market, which caused them to be classified as a Level 3 measurement within the fair value hierarchy. The fair value of the convertible notes as of January 31, 2021 was estimated using a probability- weighted hybrid method combining (i) an option pricing model, and (ii) a discounted cash flow analysis. The significant unobservable inputs used in the fair value measurement of the Company’s convertible notes are the estimated time to liquidation, volatility, discount yield and risk-free interest rates.
The following table provides quantitative information associated with the fair value measurement of the convertible notes as of January 31, 2021:

	Fair Value as of January 31, 2021	Valuation Technique	Unobservable Input Description	Input
	(in thousands)
Convertible Notes	$101,212	Probability-weighted	Estimated time to liquidation	0.2 - 0.5 years
			Volatility	35.0%
			Discount Yield	16.0%
			Risk-free interest rate	0.1%
The following is a rollforward of balances for the convertible notes for the fiscal years ended January 31, 2022, 2021 and 2020:

(in thousands)	Convertible Notes
Fair value as of February 1, 2019	$—
Issuance	10,963
Change in fair value	(159)
Fair value as of January 31, 2020	10,804
Issuance	68,529
Extinguishment	(3,260)
Change in fair value	25,139
Fair value as of January 31, 2021	101,212
Change in fair value	13,142
Conversion to Class A Common Stock	(114,354)
Fair value as of January 31, 2022	$—
Preferred stock warrant liability
In connection with the Business Combination, all Series B and Series D preferred stock warrants converted into warrants for Class A common stock. A portion of such Class A common stock warrants were exercised upon the closing of the Business Combination. The Company measured the fair value of the exercised warrants upon settlement based on the closing price of the Company’s Class A common stock on the date of the Business Combination and the number of Class A common stock shares that were issued to the warrant holders. For the portion of the Class A common stock warrants that were not exercised and remained outstanding subsequent to the closing of the Business Combination, the Company concluded such warrants met the criteria to be classified in stockholders’ equity. Accordingly, the Class A common stock warrants that remained outstanding were measured at fair value and classified within stockholders’ equity on the date of the Business Combination.
As of January 31, 2021, the Company measured its liabilities for the Series B and D preferred stock warrants at fair value based on significant inputs not observable in the market, which caused them to be classified as a Level 3 measurement within the fair value hierarchy. The fair value of the preferred stock warrant liabilities as of January 31, 2021 was estimated using an option pricing model. The significant unobservable inputs used in the fair value measurement of the Company’s preferred stock warrant liabilities are volatility, term and discount for lack of marketability.
The following table provides quantitative information associated with the fair value measurement of the preferred stock warrant liability as of January 31, 2021:

	Fair Value as of January 31, 2021	Valuation Technique	Unobservable Input Description	Input
	(in thousands)
Preferred Stock Warrant Liability	$11,359	Option Pricing Method	Term	0.5 - 1.75 years
			Volatility	60%
			Discount for lack of marketability	10% - 17%
The following is a rollforward of balances for the preferred stock warrant liability for the fiscal years ended January 31, 2022, 2021 and 2020:

(in thousands)	Preferred Stock Warrant Liability
Fair value as of February 1, 2019	$3,897
Issuance	—
Change in fair value	(48)
Fair value as of January 31, 2020	3,849
Issuance	2,596
Change in fair value	4,914
Fair value as of January 31, 2021	11,359
Change in fair value	12,118
Reclassification to stockholders’ equity upon conversion to Class A common stock warrants	(23,477)
Fair value as of January 31, 2022	$—